Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 37,499	€ 43,974
Guarantees issued by ING Groep N.V.	292	319
Irrevocable facilities	124,991	120,002
Contingent liabilities and commitments	162,782	164,296
Voya Financial Inc [ember]
Disclosure of contingent liabilities [line items]
Outstanding principal amount of the debentures	304	331
Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	23,386	27,502
Contingent liabilities in respect of guarantees [member] | Voya Financial Inc [ember]
Disclosure of contingent liabilities [line items]
Outstanding principal amount of the debentures
Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	14,016	16,340
Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 97	€ 131